Related Party Transactions - Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 ARS ($) RelatedParty	Dec. 31, 2017 ARS ($) RelatedParty
Disclosure of related party transactions [line items]
Total Amount of Credit Assistance | $	$ 956,439	$ 999,909
Number of Recipients (Amounts) | RelatedParty	329	364
Average Amount of Credit Assistance | $	$ 2,907	$ 2,748
Maximum Assistance | $	$ 362,713	$ 288,089
Natural Persons [member]
Disclosure of related party transactions [line items]
Number of Recipients (Amounts) | RelatedParty	269	299
Entities / Corps. [member]
Disclosure of related party transactions [line items]
Number of Recipients (Amounts) | RelatedParty	60	65